Offerings	Feb. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Voting common stock, par value $0.0001 per share
Amount Registered | shares	6,202,284
Proposed Maximum Offering Price per Unit	19.3475
Maximum Aggregate Offering Price	$ 119,998,689.69
Fee Rate	0.01531%
Amount of Registration Fee	$ 18,371.8
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Registrant’s voting common stock, par value $0.0001 per share (the “Common Stock”), that become issuable under (a) the Registrant’s 2021 Equity Incentive Plan (the “2021 EIP”) and (b) the Registrant’s 2021 Employee Stock Purchase Plan (the “2021 ESPP”), as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding shares of Registrant’s Common Stock, as applicable
. Common Stock issuable under the 2021 EIP and 2021 ESPP were previously registered on a Registration Statement on June 2, 2021 (File
No. 333-256695),
March 29, 2022 (File
No. 333-263956),
March 16, 2023 (File
No. 333-270587)
and February 28, 2024 (File
No. 333-277440).

(2)
Represents 6,202,284 shares of Common Stock that were automatically added to the shares reserved for issuance under the 2021 EIP on January 1, 2025 pursuant to an “evergreen” provision contained in the 2021 EIP (the “2021 EIP Evergreen Shares”). The number of shares of Common Stock available for issuance under the 2021 EIP is subject to an automatic annual increase on the first day of each fiscal year of the Registrant equal to the least of (i) 5% of the total number of Common Stock actually issued and outstanding on the last day of the preceding fiscal year, or (ii) a number of shares of Common Stock determined by the Registrant’s board of directors.

(4)
This estimate is made pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price of the 2021 EIP Evergreen Shares are based upon the average of the high and low prices of the Common Stock on February 20, 2025, as reported on the Nasdaq Global Select Market, which date is within five business days prior to the filing of this Registration Statement. The price per share and aggregate offering price of the 2021 ESPP Evergreen Shares are based upon the average of the high and low prices of the Common Stock on February 20, 2025, as reported on the Nasdaq Global Select Market, which date is within five (5) business days prior to the filing of this Registration Statement, multiplied by 85%, which is the percentage of the price per share applicable to purchasers under the 2021 ESPP.

(5)	The Registrant does not have any fee offsets.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Voting common stock, par value $0.0001 per share
Amount Registered | shares	1,240,457
Proposed Maximum Offering Price per Unit	16.4454
Maximum Aggregate Offering Price	$ 20,399,811.55
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,123.21
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Registrant’s voting common stock, par value $0.0001 per share (the “Common Stock”), that become issuable under (a) the Registrant’s 2021 Equity Incentive Plan (the “2021 EIP”) and (b) the Registrant’s 2021 Employee Stock Purchase Plan (the “2021 ESPP”), as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding shares of Registrant’s Common Stock, as applicable
. Common Stock issuable under the 2021 EIP and 2021 ESPP were previously registered on a Registration Statement on June 2, 2021 (File
No. 333-256695),
March 29, 2022 (File
No. 333-263956),
March 16, 2023 (File
No. 333-270587)
and February 28, 2024 (File
No. 333-277440).

(3)
Represents 1,240,457 shares of Common Stock that were automatically added to the shares reserved for issuance under the 2021 ESPP on January 1, 2025 pursuant to an “evergreen” provision contained in the 2021 ESPP (the “2021 ESPP Evergreen Shares”). The number of shares of Common Stock ava ilab
le for issuance under the 2021 ESPP is subject to an automatic annual increase on the first day of each fiscal year of the Registrant equal to the least of (i) one percent (1%) of the total number of shares of Common Stock actually issued and outstanding on the last day of the preceding fiscal year, (ii) 2,000,000 shares of Common Stock, or (iii) a number of shares of Common Stock determined by the Registrant’s board of directors.

(4)
This estimate is made pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price of the 2021 EIP Evergreen Shares are based upon the average of the high and low prices of the Common Stock on February 20, 2025, as reported on the Nasdaq Global Select Market, which date is within five business days prior to the filing of this Registration Statement. The price per share and aggregate offering price of the 2021 ESPP Evergreen Shares are based upon the average of the high and low prices of the Common Stock on February 20, 2025, as reported on the Nasdaq Global Select Market, which date is within five (5) business days prior to the filing of this Registration Statement, multiplied by 85%, which is the percentage of the price per share applicable to purchasers under the 2021 ESPP.

(5)	The Registrant does not have any fee offsets.